Prepaid Expenses and Other Current Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 696	$ 1,530	$ 2,869
Prepaid marketing	320	387	2,321
Prepaid software	2,402	2,406	2,762
Other prepaid expenses and other current assets	3,233	1,655	1,010
Total	$ 6,651	$ 5,978	$ 8,962